Fund Summary
Franklin Strategic Mortgage Portfolio
Investment Goal
High total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 23 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 47 of the Fund���s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Strategic Mortgage Portfolio	Class A	Class A1	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Strategic Mortgage Portfolio		Class A		Class A1	Class C		Advisor Class
Management Fees (as a percentage of Assets)		0.40%	[1]	0.40%	0.40%	[1]	0.40%	[1]
Distribution and Service (12b-1) Fees		0.25%	[1]	none	0.65%	[1]	none	[1]
Other Expenses (as a percentage of Assets):		0.26%	[1]	0.26%	0.26%	[1]	0.26%	[1]
Acquired Fund Fees and Expenses	[2]	0.01%	[1]	0.01%	0.01%	[1]	0.01%	[1]
Expenses (as a percentage of Assets)		0.92%	[1]	0.67%	1.32%	[1]	0.67%	[1]
Fee Waiver or Reimbursement	[3]	(0.01%)	[1]	(0.01%)	(0.01%)	[1]	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	[2]	0.91%	[1]	0.66%	1.31%	[1]	0.66%	[1]
[1]	The Fund began offering a new Class A, Class C and Advisor Class on February 1, 2012.
[2]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[3]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Strategic Mortgage Portfolio (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	514	705	912	1,508
Class A1	490	629	781	1,223
Class C	233	417	723	1,590
Advisor Class	67	213	372	834

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Strategic Mortgage Portfolio Class C	133	417	723	1,590

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 539.76% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS).

The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Government agency or instrumentality issues have different levels of credit support.

The Fund also will invest in other types of mortgage securities including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs), and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. The Fund also may invest in U.S. Treasury securities. The Fund may invest a small portion of its assets directly in mortgage loans.

The Fund may invest up to 20% of its assets in foreign securities, but currently intends to limit its investments in non-U.S. dollar denominated foreign mortgage securities to 10% or less of its total assets. For hedging purposes, the Fund may invest in interest rate and credit default swaps and U.S. Treasury futures.

The Fund may invest up to 15% of its total assets in securities rated, at the time of purchase, below BBB by S&P®, or Baa by Moody’s, respectively, or, if unrated, deemed to be of comparable quality by the investment manager.

The Fund may invest up to 33% of its gross assets in mortgage dollar rolls.

The Fund may buy securities on a "when-issued" or "delayed delivery" basis.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Mortgage Securities and Prepayment

Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of repayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Asset-Backed Securities

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage securities that are not issued by U.S. government agencies may have a greater risk of default because neither of the U.S. government nor an agency or instrumentality have guaranteed them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Market

The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future purchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the turnover rate for the Fund.

Derivative Instruments

The performance of derivative instruments (including currency related derivatives) depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

When-Issued and Delayed Delivery Transactions

Mortgage securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS	[1]

Best Quarter:	Q3'09	4.62%
Worst Quarter:	Q4'08	-3.55%

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2011
Average Annual Total Returns Franklin Strategic Mortgage Portfolio	Label	1 Year	5 Years	10 Years
Citigroup Mortgage Index		6.38%	6.62%	5.76%
Class A	Return Before Taxes	2.08%	3.93%	4.08%
Class A After Taxes on Distributions		0.50%	2.00%	2.12%
Class A After Taxes on Distributions and Sales		1.33%	2.18%	2.28%
Class A1		2.30%	4.22%	4.41%
Class C		6.15%	4.35%	4.00%
Advisor Class		6.85%	5.13%	4.87%

Historical performance for Class A, Class C and Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	The performance of Class A shares shown in the bar chart above is based upon the performance of Class A1 shares (formerly, Class A shares), which are no longer available to new investors. However, because the expenses, other than sales charges, for Class A and Class A1 shares are the same, the returns for Class A shares would have been the same as those for Class A1 shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Central Index Key	dei_EntityCentralIndexKey	0000893226
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 2, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Strategic Mortgage Portfolio
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under ���Your Account��� on page 23 in the Fund's Prospectus and under ���Buying and Selling Shares��� on page 47 of the Fund���s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 539.76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	539.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in mortgage securities. The Fund normally focuses its investments in mortgage pass-through securities, which are securities representing interests in "pools" of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS).

The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Government agency or instrumentality issues have different levels of credit support.

The Fund also will invest in other types of mortgage securities including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs), and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. The Fund also may invest in U.S. Treasury securities. The Fund may invest a small portion of its assets directly in mortgage loans.

The Fund may invest up to 20% of its assets in foreign securities, but currently intends to limit its investments in non-U.S. dollar denominated foreign mortgage securities to 10% or less of its total assets. For hedging purposes, the Fund may invest in interest rate and credit default swaps and U.S. Treasury futures.

The Fund may invest up to 15% of its total assets in securities rated, at the time of purchase, below BBB by S&P®, or Baa by Moody’s, respectively, or, if unrated, deemed to be of comparable quality by the investment manager.

The Fund may invest up to 33% of its gross assets in mortgage dollar rolls.

The Fund may buy securities on a "when-issued" or "delayed delivery" basis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in mortgage securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Mortgage Securities and Prepayment

Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of repayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Asset-Backed Securities

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Mortgage securities that are not issued by U.S. government agencies may have a greater risk of default because neither of the U.S. government nor an agency or instrumentality have guaranteed them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also guarantees of principal and interest do not apply to market prices, yields or the Fund’s share price. While the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Market

The market values of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future purchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the turnover rate for the Fund.

Derivative Instruments

The performance of derivative instruments (including currency related derivatives) depends largely on the performance of an underlying currency, security or index and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund's portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as enable gains) in an amount that exceeds the Fund's initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

When-Issued and Delayed Delivery Transactions

Mortgage securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS	[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3'09	4.62%
Worst Quarter:	Q4'08	-3.55%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2011
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Historical performance for Class A, Class C and Advisor Class shares prior to their inception is based on the performance of Class A1 shares. Advisor Class performance has been adjusted to reflect differences in sales charges.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Franklin Strategic Mortgage Portfolio | Citigroup Mortgage Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.38%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Franklin Strategic Mortgage Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	514
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	705
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	912
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,508
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Franklin Strategic Mortgage Portfolio | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.50%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Franklin Strategic Mortgage Portfolio | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.33%
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.28%
Franklin Strategic Mortgage Portfolio | Class A1
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	490
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	781
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,223
Annual Return 2002	rr_AnnualReturn2002	8.85%
Annual Return 2003	rr_AnnualReturn2003	2.88%
Annual Return 2004	rr_AnnualReturn2004	4.53%
Annual Return 2005	rr_AnnualReturn2005	2.27%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	(6.37%)
Annual Return 2009	rr_AnnualReturn2009	10.54%
Annual Return 2010	rr_AnnualReturn2010	11.39%
Annual Return 2011	rr_AnnualReturn2011	6.85%
1 Year	rr_AverageAnnualReturnYear01	2.30%
5 Years	rr_AverageAnnualReturnYear05	4.22%
10 Years	rr_AverageAnnualReturnYear10	4.41%
Franklin Strategic Mortgage Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	233
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	417
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Franklin Strategic Mortgage Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.67%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	372
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	834
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	4.87%

[1]	The performance of Class A shares shown in the bar chart above is based upon the performance of Class A1 shares (formerly, Class A shares), which are no longer available to new investors. However, because the expenses, other than sales charges, for Class A and Class A1 shares are the same, the returns for Class A shares would have been the same as those for Class A1 shares.
[2]	The Fund began offering a new Class A, Class C and Advisor Class on February 1, 2012.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the term set forth above.